DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Merida Merger Corp. I (now known as Leafly Holdings, Inc.) (referred to within this section, Notes to Consolidated Financial Statements, as the “Company”) was incorporated in Delaware on June 20, 2019. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or similar business combination with one or more businesses or entities (the “Business Combination”).
Although the Company is not limited to a particular industry or sector for purposes of consummating a Business Combination, the Company has focused its search on companies in the cannabis industry. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
Business Combination
On February 4, 2022 (the “Closing Date”), the Company consummated the previously-announced Mergers (as defined below) and related transactions (collectively, the “Business Combination”) contemplated by the Agreement and Plan of Merger, dated as of August 9, 2021 and amended on September 8, 2021 and on January 11, 2022 (as amended, the “Merger Agreement”), by and among the Company (prior to the Closing Date, “Merida”), Merida Merger Sub, Inc., a Washington corporation (“First Merger Sub”), Merida Merger Sub II, LLC, a Washington limited liability company (“Second Merger Sub”), and the pre-Business
Combination Leafly Holdings, Inc., a Washington corporation (“Legacy Leafly”).
Pursuant to the terms of the Merger Agreement, the Business Combination was effected through the merger of First Merger Sub with and into Legacy Leafly (the “First Merger”), with Legacy Leafly surviving as the surviving company of the First Merger. Immediately following the First Merger, Legacy Leafly merged with and into Second Merger Sub (the “Second Merger” and, together with the First Merger, the “Mergers”), with Second Merger Sub surviving the Second Merger as a limited liability company named Leafly, LLC.
On February 4, 2022, (a) each outstanding share of Legacy Leafly Common Stock, including Legacy Leafly Common Stock held by prior owners of Legacy Leafly Preferred Stock (other than shares owned by Legacy Leafly as treasury stock, dissenting shares and restricted shares) was cancelled and converted into the right to receive a pro rata portion of approximately 35,434,475 shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) and (b) each option to purchase Legacy Leafly Common Stock that was outstanding and unexercised immediately prior to the First Merger was automatically converted to an option to acquire 3,726,209 shares of Common Stock at an adjusted exercise price per share, in each case, using an Exchange ratio of 0.3283 calculated pursuant to the terms of the Merger Agreement. Additionally, as a result of the Mergers, the Legacy Leafly shareholders described above and other individuals to whom restricted stock units may be granted pursuant to the Earn Out Plan (such shareholders and individuals, “Participants,” and such plan the “Earn Out Plan”) have been granted the contingent right to receive on a pro rata basis a portion of up to 6,000,000 restricted shares of Common Stock (“Earnout Shares”) that will vest if the Company achieves certain earnout thresholds prior to the third anniversary of the Closing Date.
In addition, pursuant to a Note Purchase Agreement by and among the Company and certain investors dated as of January 11, 2022 (the “2022 Note Purchase Agreement”), the Company issued, and certain investors purchased, $30 million aggregate principal amount of unsecured 8.00% Convertible Senior Notes due 2025 (the “New Notes”) concurrently with the closing of the Business Combination (the “Closing,” and such transaction, the “2022 Convertible Notes Investment”).

In connection with the Closing, the registrant changed its name from “Merida Merger Corp. I” to “Leafly Holdings, Inc.”
In connection with the Closing, 4,942,048 shares of Merida Common Stock were redeemed at a per share price of approximately $10.01.
Business Prior to the Business Combination
Prior to the Business Combination, the Company had two wholly owned subsidiaries which were formed on August 6, 2021, First Merger Sub and Second Merger Sub.
All activity through December 31, 2021 relates to the Company’s formation, the IPO (“IPO”), which is described below, identification of a target company for a Business Combination and consummation of the acquisition of Legacy Leafly.
The registration statements for the Company’s IPO were declared effective on November 4, 2019. On November 7, 2019, the Company consummated the IPO of 12,000,000 units (the “Units” and, with respect to the shares of common stock included in the Units sold, the “Public Shares”), generating gross proceeds of $120,000,000, which is described in Note 3.
Simultaneously with the closing of the IPO, the Company consummated the sale of 3,750,000 warrants (the “Private Warrants”) at a price of $1.00 per Private Warrant in a private placement to Merida Holdings, LLC and EarlyBirdCapital, Inc. (“EarlyBirdCapital”), generating gross proceeds of $3,750,000, which is described in Note 4.
Following the closing of the IPO on November 7, 2019, an amount of $120,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Warrants was placed in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the
Investment Company Act of 1940
, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule
2a-7
of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination or (ii) the distribution of the Trust Account to the Company’s stockholders.
On November 12, 2019, the underwriters notified the Company of their intention to partially exercise their over-allotment option on November 13, 2019. As such, on November 13, 2019 the Company consummated the sale of an additional 1,001,552 Units, at $10.00 per Unit, and the sale of an additional 200,311 Private Warrants (see Note 3), at $1.00 per Private Warrant, generating total gross proceeds of $10,215,831. A total of $10,015,520 of the net proceeds was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account to $130,015,520.
Transaction costs amounted to $3,412,939 consisting of $2,600,311 of underwriting fees and $812,628 of other offering costs.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and/or results of its operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Liquidity and Going Concern Consideration

As of December 31, 2021, the Company had $175,886 in its operating bank accounts, $90,849,312 in securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem its ordinary shares in connection therewith and a working capital deficit of $2,042,132 (excluding $18,770 of Delaware Franchise Taxes owed, which are paid from the Trust).
Until the consummation of the Business Combination, the Company used the funds not held in the Trust Account for identifying and evaluating target businesses, performing due diligence on prospective target businesses, traveling to and from the offices, plants or similar location of prospective target businesses or their representatives or owners, reviewing corporate documents and material agreements of prospective target businesses and structuring, negotiating and completing a Business Combination. The Company completed its Business Combination on February 4, 2022, with Legacy Leafly, and has raised sufficient capital for its operations.